Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2018	2017	2016
Dividends from bank subsidiaries	$3,874	$1,405	$125
Dividends from nonbank subsidiaries	1,869	382	798
Interest revenue from bank subsidiaries	13	25	70
Interest revenue from nonbank subsidiaries	200	171	121
Gain on securities held for sale	1	—	—
Other revenue	36	67	39
Total revenue	5,993	2,050	1,153
Interest (including, $59, $73, $88, to subsidiaries, respectively)	658	663	427
Other expense	439	254	262
Total expense	1,097	917	689
Income before income taxes and equity in undistributed net income of subsidiaries	4,896	1,133	464
(Benefit) for income taxes	(165)	(526)	(333)
Equity in undistributed net income:
Bank subsidiaries	(508)	1,524	2,474
Nonbank subsidiaries	(287)	907	276
Net income	4,266	4,090	3,547
Preferred stock dividends	(169)	(175)	(122)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$4,097	$3,915	$3,425

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2018	2017
Assets:
Cash and due from banks	$909	$1,301
Securities	27	40
Investment in and advances to subsidiaries and associated companies:
Banks	31,285	32,967
Other	37,986	37,660
Subtotal	69,271	70,627
Corporate-owned life insurance	761	756
Other assets	740	1,135
Total assets	$71,708	$73,859
Liabilities:
Deferred compensation	$445	$476
Affiliate borrowings	1,616	3,177
Other liabilities	1,246	1,373
Long-term debt	27,763	27,582
Total liabilities	31,070	32,608
Shareholders’ equity	40,638	41,251
Total liabilities and shareholders’ equity	$71,708	$73,859

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2018	2017	2016
Operating activities:
Net income	$4,266	$4,090	$3,547
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries	795	(2,431)	(2,750)
Change in accrued interest receivable	27	(6)	2
Change in accrued interest payable	29	42	4
Change in taxes payable (a)	224	(600)	452
Other, net	(257)	38	(31)
Net cash provided by operating activities	5,084	1,133	1,224
Investing activities:
Purchases of securities	—	(991)	(1,739)
Proceeds from sales of securities	13	2,729	—
Change in loans	—	7	13
Acquisitions of, investments in, and advances to subsidiaries (b)	(53)	(7,208)	(317)
Other, net	1	—	—
Net cash (used for) investing activities	(39)	(5,463)	(2,043)
Financing activities:
Proceeds from issuance of long-term debt	4,144	4,738	6,229
Repayments of long-term debt	(3,650)	(997)	(2,700)
Change in advances from subsidiaries	(1,561)	(3,930)	(1,136)
Issuance of common stock	120	465	465
Treasury stock acquired	(3,269)	(2,686)	(2,398)
Issuance of preferred stock	—	—	990
Cash dividends paid	(1,221)	(1,076)	(900)
Tax benefit realized on share-based payment awards	—	—	3
Net cash (used for) provided by financing activities	(5,437)	(3,486)	553
Change in cash and due from banks	(392)	(7,816)	(266)
Cash and due from banks at beginning of year	1,301	9,117	9,383
Cash and due from banks at end of year	$909	$1,301	$9,117
Supplemental disclosures
Interest paid	$629	$705	$409
Income taxes paid	12	61	1
Income taxes refunded	7	15	12

(a)	Includes payments received from subsidiaries for taxes of $837 million in 2018, $189 million in 2017 and $189 million in 2016.

(b)	Includes $2,807 million of cash outflows, net of $2,754 million of cash inflows in 2018 and $10,296 million of cash outflows, net of $3,088 million of cash inflows in 2017.